CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (DEFICIT) ¥ in Thousands, $ in Thousands	Ordinary shares USD ($) shares	Ordinary shares CNY (¥) shares	Additional paid-in capital USD ($)	Additional paid-in capital CNY (¥)	Accumulated deficit USD ($)	Accumulated deficit CNY (¥)	Accumulated other comprehensive income USD ($)	Accumulated other comprehensive income CNY (¥)	USD ($)	CNY (¥)
Balance at beginning of period at Dec. 31, 2016		¥ 98		¥ 131,933		¥ (197,903)				¥ (65,872)
Balance at beginning of period (in shares) at Dec. 31, 2016 | shares	310,627,024	310,627,024
Capital contribution from shareholders				179,950						179,950
Foreign exchange difference										0
Capital distribution to shareholders				(370)						(370)
Net loss for the year						(107,807)				(107,807)
Balance at end of period at Dec. 31, 2017		¥ 98		311,513		(305,710)				5,901
Balance at end of period (in shares) at Dec. 31, 2017 | shares	310,627,024	310,627,024
Capital contribution from shareholders				69,904						69,904
Share-based compensation				124,022						124,022
Foreign exchange difference										0
Capital distribution to shareholders				(6,813)						(6,813)
Net loss for the year						(254,639)				(254,639)
Balance at end of period at Dec. 31, 2018		¥ 98		498,626		(560,349)				(61,625)
Balance at end of period (in shares) at Dec. 31, 2018 | shares	310,627,024	310,627,024
Share-based compensation				38,992						38,992
Foreign exchange difference								¥ (316)	$ (45)	(316)
Net loss for the year						(193,548)			(27,801)	(193,548)
Balance at end of period at Dec. 31, 2019	$ 14	¥ 98	$ 77,223	¥ 537,618	$ (108,290)	¥ (753,897)	$ (45)	¥ (316)	$ (31,098)	¥ (216,497)
Balance at end of period (in shares) at Dec. 31, 2019 | shares	310,627,024	310,627,024